Obligations under capital leases	12 Months Ended
Dec. 31, 2012
Obligations under capital leases [Abstract]
Obligations under capital leases

(15) Obligations under capital leases

The Group has commitments under capital lease agreements as for a part of new third production line and associated equipment. The lease has terms of 3 years expiring by the end of December, 2015. As of December 31, 2012, future payments under these capital leases are as follows:

	December 31,2012						December 31,2011
	RMB	US$	RMB	US$	RMB	US$	RMB	RMB	RMB
	Present value of the minimum lease payments		Total minimum lease payments		Interest		Present value of the minimum lease payments	Total minimum lease payments	Interest

Within 1 year	6,282	1,008	7,287	1,170	1,005	161	-	-	-
After 1 year but within 2 years	6,637	1,065	7,333	1,177	696	112	-	-	-
After 2 years but within 3 years	7,081	1,137	7,332	1,177	251	40	-	-	-
After 3 years	-	-	-		-		-	-	-
	20,000	3,210	21,952	3,524	1,952	313	-	-	-

Less: balance due within one year classified as current liabilities	(6,282)	(1,008)					-
	13,718	2,202					-

Details of obligations under capital leases are as follows:

	December 31,2012	December 31,2011
	RMB	RMB

RMB denominated obligations
Fixed interest rate of 6.49% per annum as of December 31, 2012	20,000	-

	20,000	-

Guarantee deposit of RMB640 (US$103) over the capital leased assets concerned and relevant insurance policies were provided to the lessors as collateral and security. In addition, as is customary in the case of capital leases, the Group's obligations are secured by four related parties (see Notes 21).